SUPPLEMENT
                             DATED OCTOBER 19, 2000
                       TO THE PROSPECTUS DATED MAY 1, 2000

                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                           WPG Growth and Income Fund
                     Weiss, Peck & Greer International Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund

================================================================================


         The combined Prospectus, dated May 1, 2000, for the above referenced funds (the "Prospectus") is hereby revised as follows:

     WPG GROWTH AND INCOME FUND

     1. All references in the Prospectus to "WPG Growth and Income Fund" are changed to "WPG Large Cap Growth Fund" (and all references to "Growth and Income Fund" are changed to "Large Cap Growth Fund").

     2. On page 10 of the Prospectus, the section captioned "INVESTMENT GOAL" is replaced in its entirety with the following:

                  INVESTMENT GOAL

                  Long-term growth of capital.

     3. Also on page 10 of the Prospectus, the first paragraph under the section captioned "PRINCIPAL INVESTMENT STRATEGIES" is replaced in its entirety with the following:

                  INVESTMENTS: The fund invests at least 65% of its assets in equity securities of U.S. large capitalization companies that offer the prospect of capital appreciation.

     4. On page 28 in the section captioned "FINANCIAL HIGHLIGHTS," the following financial highlights are inserted under the caption "Growth and Income":

                  For the period from January 1, 2000 through June 30, 2000*:



    NET        NET        NET        TOTAL     DIVIDENDS  DISTRIB-  TOTAL     NET    TOTAL      NET    EXPENSE   RATIO OF PORTFOLIO
   ASSET     INVEST-    REALIZED    INCOME/    FROM NET    UTIONS  DISTRIB-  ASSET  RETURN   ASSETS AT RATIO(1)    NET     TURNOVER
 VALUE AT     MENT        AND     (LOSS) FROM   INVEST-  FROM NET   TIONS    VALUE  ------    END OF   -------- INVESTMENT RATE(1)
  BEGIN-     INCOME/   UNREALIZED  INVESTMENT    MENT    REALIZED  -------  AT END             YEAR              INCOME/  ---------
 NING OF     (LOSS)      GAINS     OPERATIONS   INCOME    CAPITAL             OF             ($000's)           (LOSS) TO
   YEAR     --------- (LOSSES) ON ------------ ---------   GAINS             YEAR            ---------           AVERAGE
------------           SECURITIES                        ---------         --------                                NET
                     -------------                                                                              ASSETS(1)
                                                                                                               -----------
------------------------------------------------------------------------------------------------------------------------------------

   39.88      -0.03      1.68         1.65         0         0        0     41.53     4.14    132,115    1.02     -0.14      78.7
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    (1) Annualized.
                  * This information is not audited.

     WPG TUDOR FUND

     Effective November 1, 2000, Walter T. Prendergast is the new portfolio manager to WPG Tudor Fund. Mr. Prendergast, a Senior Vice President of WPG, joined WPG in 1996 as a technology and quantitative analyst covering the semiconductor, software and computer hardware industries. Previously he was an Assistant Vice President with Alliance Capital Management where he was portfolio manager of the Hudson River Trust Structured Assets program. Mr. Prendergast has 11 years of investment experience.

                                   SUPPLEMENT
                             DATED OCTOBER 19, 2000
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000

                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                           WPG Growth and Income Fund
                     Weiss, Peck & Greer International Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund


         The combined Statement of Additional Information, dated May 1, 2000, for the above referenced funds (the "SAI") is hereby revised as follows:

     WPG GROWTH AND INCOME FUND

     1. The references to "WPG Growth and Income Fund" are deleted from each of the following paragraphs:

               a. The first paragraph under the caption "ASSET-BACKED SECURITIES" on page 20 of the SAI.

               b.   The first full paragraph on page 64 of the SAI.

               c. The section captioned "YIELD - MUNICIPAL FUND, CORE BOND FUND AND GROWTH AND INCOME FUND" on page 79 of the SAI.

     2. All other references in the SAI to "WPG Growth and Income Fund" are changed to "WPG Large Cap Growth Fund" (and all references to the defined term "Growth and Income Fund" are changed to "Large Cap Growth Fund").

     3. The following performance data is added to the section captioned "CALCULATION OF PERFORMANCE DATA" on page 77 of the SAI:

-------------------------------------------------------------------------------------------------
                                          TOTAL RETURN
-------------------------------------------------------------------------------------------------
                  ONE YEAR              FIVE YEARS                         TEN YEARS
                   ENDED              ENDED 6/30/00                      ENDED 6/30/00
     FUND         6/30/00
--------------- ----------- --------------------------------- -----------------------------------
                              ANNUALIZED      CUMULATIVE        ANNUALIZED        CUMULATIVE
--------------- ----------- ------------- ------------------- --------------- -------------------
WPG Large Cap     18.25        23.63           189.20              16.84           374.64
Growth Fund
--------------- ----------- ------------- ------------------- --------------- -------------------


     4. The following is added to the section captioned "CERTAIN SHAREHOLDERS" on page 51 of the SAI:

                           As of September 30, 2000, no person within the
                  knowledge of the management of the funds directly or indirectly owned, controlled or held with power to vote 5% or more of the outstanding voting securities (I.E., shares) of WPG Large Cap Growth Fund, except as set forth below:

       ---------------------------------- ------------------------------
                                                 PERCENTAGE OF
             NAME AND ADDRESS                  OUTSTANDING SHARES
       ---------------------------------- ------------------------------

       Star Creations Ltd.                          10.70%
       Ugland House
       PO Box 309
       Georgetown Grand Cayman
       British West Indies
       ---------------------------------- ------------------------------


     5. The following is inserted at the end of the second full paragraph on page 75 of the SAI:

                  Prior to October 18, 2000, the Large Cap Growth Fund was named "WPG Growth and Income Fund."

     6. On page 82 of the SAI, in the last sentence of the first full paragraph, the following benchmark indices are inserted with respect to the WPG Growth and Income Fund (i.e., WPG Large Cap Growth Fund):
           Lipper Large Cap Core Index, S&P 500 Index and Morningstar Large Blend Average.

     WPG TUDOR FUND

     Effective November 1, 2000, Walter T. Prendergast will become portfolio manager to WPG Tudor Fund, replacing the existing portfolio manager. Mr. Prendergast, a Senior Vice President of WPG, joined WPG in 1996 as a technology and quantitative analyst covering the semiconductor, software and computer hardware industries. Previously he was an Assistant Vice President with Alliance Capital Management where he was portfolio manager of the Hudson River Trust Structured Assets program. Mr. Prendergast has 11 years of investment experience.

                                      -2-